Non-Controlling Interest	6 Months Ended
Jun. 30, 2024
Non-Controlling Interests [Abstract]
Non-Controlling Interest	Non-Controlling Interest
As of June 30, 2024, non-controlling interests include Entrega, Follica, and Seaport. Ownership interests of the non-controlling interests in these entities as of June 30, 2024 were 11.7 percent, 19.9 percent and 56.4 percent, respectively. As of December 31, 2023, non-controlling interests include Entrega, and Follica. Ownership interests of the non-controlling interests in these entities were 11.7 percent, and 19.9 percent, respectively. Non-controlling interests include the amounts recorded for subsidiary stock awards.
For the six-months ended June 30, 2024, Seaport issued 950,000 shares of fully vested common stock to the Group and 3,450,000 shares of common stock to certain officers and directors, of which 1,227,778 shares are fully vested as of June 30, 2024. Therefore, the non-controlling interest ownership percentage is 56.4 percent as of June 30, 2024.
The following table summarizes the changes in the non-controlling ownership interest in subsidiaries.

Non-Controlling Interest $
Balance at December 31, 2023 and January 1, 2024	(5,835)
Share of comprehensive income (loss)	(7,111)
Equity settled share-based payments	3,285
Expiration of share options in subsidiary	(1)
Balance at June 30, 2024	(9,661)
The following table summarizes the financial information related to Seaport, the Group's only subsidiary with significant non-controlling interest as of June 30, 2024.

For the period ended June 30, 2024	Non-Controlling Interest $
Statement of Comprehensive Income/(Loss)
Total revenue	—
Income/(loss) for the period	(12,332)
Total comprehensive income/(loss) for the period	(12,332)
Statement of Financial Position
Total assets	102,494
Total liabilities	79,070
Net assets/(liabilities)	23,424